Financial Information of Parent Company Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 96,170	$ 161,265	$ 64,057	$ 79,963
Term deposit	5,000	5,000
Held-to-maturity securities - current	9,401	13,208
Prepaid expenses and other current assets	12,865	4,860
Total current assets	254,589	274,192
Held-to-maturity securities - non-current		1,558
Total assets	385,896	351,639
Current liabilities:
Accrued expenses and other payables	54,980	36,377
Deferred income-current	478	462
Total current liabilities	66,438	49,678
Deferred income-non-current	2,384	1,305
Total liabilities	82,452	55,472
Equity:
Ordinary shares ($0.001 par value, 70,000,000 shares authorized; 44,556,910 and 44,714,963 shares issued as of December 31, 2010 and 2011, respectively; 44,556,910 and 42,320,390 shares outstanding as of December 31, 2010 and 2011, respectively)	45	45
Additional paid-in capital	223,707	208,431
Treasury stock, in the form of ADS at cost (nil and 2,394,573 shares as of December 31, 2010 and 2011, respectively)	(34,791)
Shares issuable in connection with business acquisitions		3,594
Accumulated other comprehensive income	17,029	8,836
Retained earnings	91,081	71,783
Total equity	303,444	296,167	162,562	131,503
Total liabilities and equity	385,896	351,639
Parent Company
Current assets:
Cash and cash equivalents	1,202	102,832	42,277	56,592
Term deposit	5,000	5,000
Held-to-maturity securities - current	9,401	13,208
Prepaid expenses and other current assets	338	602
Amount due from related parties	111,352	35,802
Total current assets	127,293	157,444
Held-to-maturity securities - non-current		1,558
Investment in subsidiaries	181,781	143,426
Total assets	309,074	302,428
Current liabilities:
Amount due to related parties	956	3,775
Accrued expenses and other payables	1,812	719
Deferred income-current	478	462
Total current liabilities	3,246	4,956
Deferred income-non-current	2,384	1,305
Total liabilities	5,630	6,261
Equity:
Ordinary shares ($0.001 par value, 70,000,000 shares authorized; 44,556,910 and 44,714,963 shares issued as of December 31, 2010 and 2011, respectively; 44,556,910 and 42,320,390 shares outstanding as of December 31, 2010 and 2011, respectively)	45	45
Additional paid-in capital	223,707	208,431
Treasury stock, in the form of ADS at cost (nil and 2,394,573 shares as of December 31, 2010 and 2011, respectively)	(34,791)
Shares issuable in connection with business acquisitions		3,594
Accumulated other comprehensive income	17,029	8,836
Retained earnings	97,454	75,261
Total equity	303,444	296,167	162,562	131,503
Total liabilities and equity	$ 309,074	$ 302,428